    As filed with the Securities and Exchange Commission on February 25, 2005

                                                    1933 Act File No. 33-19627
                                                    1940 Act File No. 811-5449
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 23

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 24


                        MANAGED SECTORS VARIABLE ACCOUNT
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

                  One Sun Life Executive Park, Wellesley Hills,
                       Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

       James R. Bordewick, Jr., Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/ / on [DATE] pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/X/ on April 29, 2005 pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment
================================================================================

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The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 23, filed with the SEC via EDGAR on February 25, 2005:


     Cross-Reference Pages

     Compass 3 Prospectus dated May 1, 2005
     Compass 2 and 3 Statement of Additional Information dated May 1, 2005

     Part C

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of February, 2005.

                                     MONEY MARKET VARIABLE ACCOUNT
                                     HIGH YIELD VARIABLE ACCOUNT
                                     CAPITAL APPRECIATION VARIABLE ACCOUNT
                                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                     GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                     TOTAL RETURN VARIABLE ACCOUNT
                                     MANAGED SECTORS VARIABLE ACCOUNT
                                              (REGISTRANTS)


                                     By:       ROBERT J. MANNING*
                                               ---------------------------------
                                     Name:     Robert J. Manning
                                     Title:    President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February__, 2005

                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                     -----------------------------
                                     Robert C. Salipante
                                     President

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 2005.

SIGNATURE                                  TITLE
---------                                  -----
J. KERMIT BIRCHFIELD*                      Chairman
-----------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                         President (Principal Executive
-----------------------------                Officer)
Robert J. Manning


RICHARD M. HISEY*                          Principal Financial Officer and
-----------------------------                Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                          Member of the Boards of Managers
-----------------------------
Robert C. Bishop


FREDERICK H. DULLES*                       Member of the Boards of Managers
-----------------------------
Frederick H. Dulles


DAVID D. HORN*                             Member of the Boards of Managers
-----------------------------
David D. Horn


DERWYN F. PHILLIPS*                        Member of the Boards of Managers
-----------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                           Member of the Boards of Managers
-----------------------------
C. James Prieur


RONALD G. STEINHART*                       Member of the Boards of Managers
-----------------------------
Ronald G. Steinhart

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
HAVILAND WRIGHT*                           Member of the Boards of Managers
-----------------------------
Haviland Wright

                                           *By:   /s/ James R. Bordewick, Jr.
                                                  ------------------------------
                                           Name:  James R. Bordewick, Jr.
                                                   as Attorney-in-fact

                                           Executed by James R. Bordewick, Jr.
                                           on behalf of those indicated pursuant
                                           to a Power of Attorney, dated May 4,
                                           2001 incorporated by reference to
                                           Money Market Variable Account's
                                           Post-Effective Amendment No. 18 filed
                                           with the SEC via EDGAR on April 30,
                                           2002, a Power of Attorney, dated
                                           August 1, 2002, incorporated by
                                           reference to MFS/Sun Life Series
                                           Trust (File Nos. 2-83616 and
                                           811-3732) Post-Effective Amendment
                                           No. 32 filed with the SEC via EDGAR
                                           on April 30, 2003 and a Power of
                                           Attorney, dated February 12, 2004,
                                           incorporated by reference to Money
                                           Market Variable Account's
                                           Post-Effective Amendment No. 21 filed
                                           with the SEC via EDGAR on February
                                           27, 2004.

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     As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                                TITLE
---------                                                -----
                                           President and Director
-----------------------------                (Principal Executive Officer)
Robert C. Salipante


                                           Vice President, & Chief Financial Officer
-----------------------------                (Principal Financial and Accounting Officer)
Gary Corsi


                             +             Attorney-in-Fact for:
-----------------------------              Donald A. Stewart, Chairman and Director
Edward M. Shea                             C. James Prieur, Vice Chairman and Director
                                           James C. Baillie, Director
                                           Paul W. Derksen, Director
                                           David D. Horn, Director
                                           James A. McNulty, III, Director
                                           S. Caesar Raboy, Director
                                           David K. Stevenson, Director
                                           William W. Stinson, Director

+Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.